Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses

8. Accrued Expenses

Accrued expenses as of December 31, 2011 and 2010 consist of the following:

	Successor	Predecessor
	2011	2010
Customer deposits	$27,383	$26,840
Accrued compensation	16,257	15,530
Accrued rebates	6,187	5,394
Accrued telecommunications	3,676	2,677
Accrued outside services	10,367	7,698
Accrued insurance	3,237	2,003
Accrued income, sales and other taxes	4,505	2,578
Accrued interest	15,317	885
Interest rate swap agreement	—	10,738
Accrued liabilities for purchases of property and equipment	5,841	6,497
Current portion of tax receivable agreement obligations to related parties	374	3,746
Pass-through payments	20,704	9,218
Other accrued liabilities	18,289	18,441

	$132,137	$112,245